dividends per share	12 Months Ended
Dec. 31, 2017
dividends per share
dividends per share

13dividends per share

(a)Dividends declared

Years ended December 31 (millions
except per share amounts)	2017				2016
	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 10, 2017	$0.4800	Apr. 3, 2017	$283	Mar. 11, 2016	$0.44	Apr. 1, 2016	$261
Quarter 2 dividend	Jun. 9, 2017	0.4925	Jul. 4, 2017	293	Jun. 10, 2016	0.46	Jul. 4, 2016	274
Quarter 3 dividend	Sep. 8, 2017	0.4925	Oct. 2, 2017	292	Sep. 9, 2016	0.46	Oct. 3, 2016	272
Quarter 4 dividend	Dec. 11, 2017	0.5050	Jan. 2, 2018	299	Dec. 9, 2016	0.48	Jan. 3, 2017	284

		$1.9700		$1,167		$1.84		$1,091

On February 7, 2018, the Board of Directors declared a quarterly dividend of $0.5050 per share on our issued and outstanding Common Shares payable on April 2, 2018, to holders of record at the close of business on March 9, 2018. The final amount of the dividend payment depends upon the number of Common Shares issued and outstanding at the close of business on March 9, 2018.

(b)Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of Common Shares may acquire additional Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this Plan, we have the option of offering Common Shares from Treasury or having the trustee acquire Common Shares in the stock market. We may, at our discretion, offer Common Shares at a discount of up to 5% from the market price under the Plan.

In respect of Common Share dividends declared during the year ended December 31, 2017, $58 million (2016 — $59 million) was to be reinvested in Common Shares acquired by the trustee from Treasury (2016 — in the stock market), with no discount applicable.

Under the share purchase feature of the Plan, eligible shareholders can make optional cash payments to purchase our Common Shares at the market price without brokerage commissions or service charges; such purchases are subject to a minimum investment of $100 per transaction and a maximum investment of $20,000 per calendar year.